CIM ID	Servicer ID	Originator	Lien	ARMorFix	Purpose at Origination	Occupancy at Origination	Origination Date	fpdate	State	Zip	OrigBal	pppflag	pppterm	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	DBRS Compliance Grade	Fitch Compliance Grade
XXXX	XXXX	XXXX	First	FIXED	Rate/Term Refi	Owner Occ	XXXXXX	11/1/2003	GA	XXXXX	XXXXXX	NO	*Not Applicable	3	[3] TIL Incomplete
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Affiliated Business Doc Missing
[2]   State - Missing Affidavit of Borrower Under Residential Mortgage Act
[2]   State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1
[2]   State - Missing Right to Select Attorney Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
																XXXX	YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	D	D
XXXX	XXXX	XXXX	First	FIXED	Purchase	Owner Occ	XXXXXX	7/1/2007	GA	XXXXX	XXXXXX	NO	*Not Applicable	3	[3] TIL Incomplete [2] Initial TIL Date not within 3 days of Initial Application Date	XXXX	TESTED		TR Tested	B	B
XXXX	XXXX	XXXX	First	FIXED	Cashout Refi	Owner Occ	XXXXXX	1/1/2006	VA	XXXXX	XXXXXX	YES	36	3	[3] ROR Missing
[2]   Initial TIL Missing
[2]   State - Missing Commitment Letter
[2]   State - Missing Lock In Disclosure
[2]   State - Missing Virginia Insurance Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Choice of Settlement Agent Disclosure
[2]   State - Missing Appraisal Notice
																XXXX		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	B	B
XXXX	XXXX	XXXX	First	FIXED	Cashout Refi	Owner Occ	XXXXXX	4/3/2007	LA	XXXXX	XXXXXX	YES	36	2	[2] Initial TIL Missing	XXXX				B	B
XXXX	XXXX	XXXX	First	FIXED	Rate/Term Refi	Owner Occ	XXXXXX	1/1/2001	TX	XXXXX	XXXXXX	NO	*Not Applicable	3	[3] APR Tolerance UnderDisclosed 0.125
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   Missing Mortgage Banker Disclosure
[2]   Missing Residential Mortgage Loan Originator Disclosure
[2]   Missing Collateral Protection Insurance Notice
																XXXX		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B
XXXX	XXXX	XXXX	First	ARM	Cashout Refi	Owner Occ	XXXXXX	11/1/2005	MI	XXXXX	XXXXXX	YES	36	2	[2] Credit Score Disclosure Not Present
[2]   Flood Insurance Cert Missing
[2]   Missing Credit Granting Disclosure
[2]   Missing Dower / Homestead Waiver Rider to Mortgage
[2]   Missing Borrower's Bill of Rights
[2]   Missing Consumer Caution and Counseling Disclosure
[2]   Missing Insurance Disclosure / Right to Choose Insurance Provider
[2]   Missing Rate Lock
																XXXX				B	B
XXXX	XXXX	XXXX	First	FIXED	Cashout Refi	Owner Occ	XXXXXX	6/1/2005	MD	XXXXX	XXXXXX	NO	*Not Applicable	2	[2] Affiliated Business Doc Missing	XXXX				B	B
XXXX	XXXX	XXXX	First	FIXED	Purchase	Owner Occ	XXXXXX	10/1/2007	MI	XXXXX	XXXXXX	NO	*Not Applicable	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)	XXXX				A	A
XXXX	XXXX	XXXX	First	FIXED	Purchase	Owner Occ	XXXXXX	9/1/2007	TX	XXXXX	XXXXXX	NO	*Not Applicable	3	[3] Finance Charge underdisclosed >$100 for Purchase
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Loan Agreement Rider
[2]   State - Missing Notice of Penalties for Making False or Misleading Written Statement
																XXXX		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B
XXXX	XXXX	XXXX	First	FIXED	Rate/Term Refi	Owner Occ	XXXXXX	10/1/2007	TX	XXXXX	XXXXXX	YES	36	3	[3] HUD1 Incomplete [2] Initial TIL Missing	XXXX	YES		TR Indeterminable	D	D
XXXX	XXXX	XXXX	First	ARM	Purchase	Owner Occ	XXXXXX	4/1/2006	CA	XXXXX	XXXXXX	YES	36	3	[3] Finance Charge underdisclosed >$100 for Purchase
[3]   APR Tolerance UnderDisclosed 0.25
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing DRE Advance Fee Agreement
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial GFE Date not within 3 days of Initial Application Date
																XXXX		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B
XXXX	XXXX	XXXX	First	FIXED	Cashout Refi	Owner Occ	XXXXXX	6/1/2004	DE	XXXXX	XXXXXX	YES	36	2	[2] State - Missing Notice of Consumers Right to Obtain a Security Freeze	XXXX				B	B
XXXX	XXXX	XXXX	First	FIXED	Purchase	Owner Occ	XXXXXX	5/1/2008	NY	XXXXX	XXXXXX	NO	*Not Applicable	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Initial GFE Missing	XXXX		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B
XXXX	XXXX	XXXX	First	FIXED	Purchase	Investment Property	XXXXXX	9/1/2008	GA	XXXXX	XXXXXX	NO	*Not Applicable	2	[2] Affiliated Business Doc Missing [2] State - Missing Waiver of Borrower's Rights	XXXX				B	B